FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 83,391	$ 103,303	$ 61,083
Other investments	10,035	11,200	4,767
Loans receivable	3,729
Trade and other payables	39,831
Loans payable	14,510	$ 10,494	$ 9,672
Financial assets at fair value through profit or loss [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	0
Other investments	10,035
Trade and other receivables	4,385
Loans receivable	0
Total financial assets	14,420
Financial assets at amortised cost [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	83,391
Other investments	0
Trade and other receivables	689
Loans receivable	3,729
Total financial assets	87,809
Financial liabilities at fair value through profit or loss [Member]
Disclosure of fair value measurement of assets [line items]
Trade and other payables	3,486
Loans payable	0
Total financial liabilities	3,486
Financial liabilities at amortised cost [Member]
Disclosure of fair value measurement of assets [line items]
Trade and other payables	36,345
Loans payable	14,510
Total financial liabilities	50,855
Carrying value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	83,391
Other investments	10,035
Trade and other receivables	5,074
Loans receivable	3,729
Total financial assets	102,229
Trade and other payables	39,831
Loans payable	14,510
Total financial liabilities	54,341
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	83,391
Other investments	10,035
Trade and other receivables	5,074
Loans receivable	3,729
Total financial assets	102,229
Trade and other payables	39,831
Loans payable	14,510
Total financial liabilities	$ 54,341